Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remeasurement:
Actuarial loss (gain) arising from experience adjustments	$ 94.3	$ 494.1	$ (438.0)
Actuarial gain arising from changes in demographic assumptions	277.4		(233.2)
Actuarial loss arising from changes in financial assumptions	(540.5)	3,161.9	541.7
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	16,980.3	13,484.1	13,662.7
Current service cost	145.3	123.3	135.6
Interest expense	66.7	118.8	175.4
Remeasurement:
Actuarial loss (gain) arising from experience adjustments	94.3	494.1	(438.0)
Actuarial gain arising from changes in demographic assumptions	277.4		(233.2)
Actuarial loss arising from changes in financial assumptions	(540.5)	3,161.9	541.7
Benefits paid from plan assets	(431.8)	(399.0)	(344.1)
Benefits paid directly by the Company	(6.2)	(2.9)	(16.0)
Balance, end of year	$ 16,585.5	$ 16,980.3	$ 13,484.1